[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

January 31, 2002

Merrill Lynch
Michigan Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

DEAR SHAREHOLDER

The Municipal Market Environment

Throughout most of the six-month period ended January 31, 2002, long-term fixed-income interest rates exhibited considerable volatility. During the period, long-term US Treasury bond yields registered slight declines while long-term municipal bond yields were largely unchanged. From early summer through early September 2001, fixed-income yields generally declined. Weak economic growth, exemplified by declines in industrial production and large losses in employment, easily outweighed modest strength in consumer confidence and spending. Consensus was that a meaningful US economic recovery was unlikely before early 2002. Consequently, US equity markets remained under pressure and fixed-income instruments benefited. By the end of August 2001, the Federal Reserve Board had lowered its target for short-term interest rates to 3.50%, cutting interest rates by 300 basis points (3.00%) during the first eight months of 2001.

By early September there were some, albeit few, indications pointing toward the beginning of a US economic recovery. Immediately following the tragedy of the World Trade Center and Pentagon attacks, however, all such indications effectively vanished. After anemic economic growth of just 0.3% during the second quarter of 2001, US gross domestic product growth was reported to have declined 1.3% during the third quarter of 2001. The Federal Reserve Board quickly lowered short-term interest rates an additional 50 basis points immediately following the terrorist attacks, just prior to the reopening of the stock exchanges. This marked the eighth time in 2001 that the Federal Reserve Board had eased monetary conditions. Despite the events of September 11, the Federal Reserve Board noted that the nation's long-term economic prospects remained favorable.

Initially, long-term interest rates rose during the days following the September 11 attacks. The quick response by both Federal and state governments to stabilize, aid and revive US business activities, promptly improved fixed-income investors' confidence. Investor attention again focused on weak US economic fundamentals and on a financial environment further impaired by the economic losses resulting from the recent attacks. In addition to the immediate loss of four days of equity trading and air transportation, including air cargo transfers, US consumer confidence was expected to be severely shaken, resulting in weaker consumer spending and, eventually, diminished business manufacturing. By September 30, 2001, US Treasury bond yields declined to 5.42%, their approximate level before the September attacks.

In early October, the Federal Reserve Board lowered short-term interest rates an additional 50 basis points to a target of 2.50%, the lowest rate in nearly 40 years. US economic reports continued to be very weak, pushing US equity prices lower in early October and bond prices higher. US military reprisals in Afghanistan also helped support higher bond prices as investors sought the safe haven of US Treasury obligations. At the end of October, the US Treasury announced that it would no longer issue 30-year maturity bonds, triggering an explosive fixed-income rally as investors scrambled to purchase soon-to-be-unavailable issues. By the end of October, long-term US Treasury bond yields declined to 4.87%, falling more than 50 basis points in October 2001. Despite additional decreases in its short-term interest rate target to 1.75% by the Federal Reserve Board, long-term fixed-income markets were unable to hold their October gains. Rapid, significant US military success in Afghanistan, stronger-than-expected retail sales, and recovering US equity markets combined to suggest to many investors that a US economic recovery was far more imminent than had been expected earlier in the fall of 2001. Bond yields rose during November and December 2001 as investors sold securities both to realize recent profits and in anticipation of an early reversal of the Federal Reserve Board's policy. By the end of December, long-term US Treasury bond yields rose to approximately 5.45%.

During January 2002, economic indicators were mixed and fixed-income bond yields remained volatile. The January index of leading economic conditions rose for the third consecutive month signaling that US economic activity is likely to expand later this year. However, employment trends, especially in manufacturing, remained weak, suggesting that recent increases in consumer confidence and spending were fragile. In late January 2002, fourth quarter 2001

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

gross domestic product growth was initially estimated at 0.2%, reflecting only modest improvement of negative growth from the third quarter of 2001. At month end, the Federal Reserve Board ceased its aggressive series of interest rate reductions by maintaining its overnight interest rate target at 1.75%, a 40-year low. The Federal Reserve Board noted that while US economic activity was beginning to strengthen, it was still possible that earlier economic weakness could return should consumer spending decline. At the end of January 2002, long-term US Treasury bond yields stood at 5.43%, a decline of approximately 10 basis points during the past six months.

The municipal bond market displayed a very similar pattern during the January period. Long-term tax-exempt bond yields had generally declined through early September as strong investor demand easily outweighed sizable increases in new bond issuance. The disruption in the financial markets following the September 11 attacks also served to push tax-exempt bond yields higher. The municipal bond market was able to reorganize operations quickly, and tax-exempt bond yields declined in conjunction with US Treasury bond yields for the remainder of the six-month period. While municipal bond yields were unable to match the dramatic declines witnessed in the US Treasury market, tax-exempt bond prices rose strongly during late October. As measured by the Bond Buyer Revenue Bond Index, at the end of October 2001, long-term municipal bond yields stood at 5.23%, declining approximately 20 basis points during October.

Similar to its taxable counterpart, the long-term municipal bond market also was unable to maintain the improvements made in September and October 2001. In addition to a slightly stronger financial environment, increased tax-exempt bond issuance during the last three months of the period also put upward pressure on municipal bond yields. By the end of January 2002, long-term tax-exempt revenue bond yields rose to approximately 5.45%. During the last six months, tax-exempt bond yields rose less than five basis points.

Interest rates appear likely to remain near current levels in early 2002 as US economic conditions are expected to remain weak. However, going forward, business activity is likely to accelerate, perhaps significantly. Immediately after the September 11 attacks, the Federal Government announced a $45 billion aid package for New York City, Washington, DC and the airline industry, with additional fiscal aid packages expected. The military response to these attacks will continue to require sizable increases in Defense Department spending. Eventually, this governmental spending should result in increased US economic activity, particularly in the construction and defense industries. This governmental stimulus, in conjunction with the actions already taken by the Federal Reserve Board, can be expected to generate significant increases in US gross domestic product growth some time in mid-2002.

As inflationary pressures are expected to remain well-contained going forward, increased economic activity need not result in significant increases in long-term bond yields. Also, throughout much of 2001, the municipal bond market exhibited far less volatility than its taxable counterparts. Since the strong technical position that supported the tax-exempt bond market's performance for much of 2001 can be expected to continue going forward, any potential increases in municipal bond yields also can be expected to be minimal.

Portfolio Strategy

While the economic environment has remained very favorable for fixed-income investments, we believe that the majority of recent interest rate declines has already occurred. The Federal Reserve Board's actions taken in 2001 combined with recent and potential additional Federal fiscal stimulus should eventually restore US economic activity. Consequently, we have maintained the neutral position we adopted earlier in 2001. While this position prevented the Fund from taking advantage of potential short-term trading opportunities, it enabled the Fund to avoid widely fluctuating asset valuations associated with market volatility. However, the Fund's fully invested position has allowed it to participate in recent market appreciation. Also, our strategy of remaining fully invested enhanced shareholder income that otherwise might have been jeopardized by market-timing strategies.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

The Fund's fully invested position has also proved beneficial as Michigan's new-issue supply in recent months has declined. During the last three months, just over $1.5 billion in new long-term tax-exempt securities was issued by Michigan municipalities. This represented nearly a 10% decline in bond issuance compared to the same period a year earlier. Recent Michigan issuance has been in marked contrast to national supply trends, which showed an increase of over 65% in municipal bond issuance for the same period. We anticipate that the Fund's present neutral position will be maintained in the coming months as no significant economic recovery is expected until sometime later in 2002. Should business activity improve throughout this coming year as expected, we are likely to adopt a more defensive position in anticipation of an increase in long-term interest rates.

In Conclusion

On December 14, 2001, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the National Portfolio of Merrill Lynch Municipal Bond Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of the National Portfolio. We thank you for your investment in Merrill Lynch Michigan Municipal Bond Fund.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Fred K. Stuebe

Fred K. Stuebe
Vice President and Portfolio Manager

March 5, 2002

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results*

                                                     6-Month        12-Month    Since Inception   Standardized
As of January 31, 2002                             Total Return   Total Return    Total Return    30-Day Yield
==============================================================================================================
ML Michigan Municipal Bond Fund Class A Shares        +2.07%         +5.14%          +57.14%          3.61%
--------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class B Shares        +1.81          +4.61           +50.11           3.25
--------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class C Shares        +1.76          +4.51           +44.75           3.15
--------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class D Shares        +2.02          +5.04           +50.10           3.51
--------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 1/29/93 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/01                           +4.20%              +0.03%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         +4.39               +3.54
--------------------------------------------------------------------------------
Inception (1/29/93) through 12/31/01              +5.03               +4.55
--------------------------------------------------------------------------------
 *     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                % Return            % Return
                                              Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/01                           +3.67%              -0.31%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         +3.86               +3.86
--------------------------------------------------------------------------------
Inception (1/29/93) through 12/31/01              +4.50               +4.50
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after four years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return            % Return
                                              Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/01                           +3.57%              +2.58%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         +3.75               +3.75
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01             +5.08               +5.08
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/01                           +4.09%              -0.07%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         +4.28               +3.43
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01             +5.60               +5.01
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                          Issue                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Michigan--95.5%
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aa1      $1,000    Breitung Township, Michigan, School District, GO, Refunding, 6.30% due 5/01/2002 (f)            $1,032
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,075    Crawford Ausable, Michigan, School District, School Building and Site, GO,
                            5.625% due 5/01/2016                                                                             1,149
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,375    Detroit, Michigan, Sewer Disposal Revenue Bonds, Series A, 5.875% due 1/01/2010 (c)(f)           1,550
----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*       1,000    Detroit, Michigan, Water Supply System, Revenue Bonds, DRIVERS, Series 200,
                            9.93% due 7/01/2028 (c)(e)                                                                       1,113
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,900    Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, INFLOS,
                            10.945% due 7/01/2022 (c)(e)                                                                     3,070
----------------------------------------------------------------------------------------------------------------------------------
                            Eastern Michigan University, Revenue Refunding Bonds:
AAA      Aaa       1,025      6% due 6/01/2020 (a)                                                                           1,113
AAA      Aaa       1,000      6% due 6/01/2024 (a)                                                                           1,082
A1+      Aaa         300      VRDN, 1.50% due 6/01/2027 (c)(d)                                                                 300
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,060    Freeland, Michigan, Community School District, GO (School Building and Site),
                            5.25% due 5/01/2020                                                                              1,077
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000    Grand Blanc, Michigan, Community Schools, GO, 5.50% due 5/01/2013 (c)                            1,080
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         970    Grand Traverse County, Michigan, Hospital Revenue Refunding Bonds (Munson Healthcare),
                            Series A, 6.25% due 7/01/2022 (a)                                                                1,003
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000    Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)                    2,265
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aa1       2,500    Haslett, Michigan, Public School District, GO, Refunding, 6.625% due 5/01/2002 (f)               2,582
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000    Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding and
                            Improvement Bonds (Bronson Methodist Hospital), Series A, 6.375% due 5/15/2017 (b)               2,214
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,475    Lakeshore, Michigan, Public Schools, GO, Refunding, 5% due 5/01/2009                             1,560
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aa1       1,250    Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X,
                            9.34% due 10/15/2010 (e)                                                                         1,480
----------------------------------------------------------------------------------------------------------------------------------
AA-      NR*       1,895    Michigan State, HDA, Rental Housing Revenue Refunding Bonds, Series A,
                            6.60% due 4/01/2012                                                                              1,968
----------------------------------------------------------------------------------------------------------------------------------
                            Michigan State, HDA, Revenue Refunding Bonds, AMT (g):
AA+      NR*         460      Series B, 6.20% due 6/01/2027                                                                    477
AA+      NR*          95      Series D, 6.85% due 6/01/2026                                                                     96
----------------------------------------------------------------------------------------------------------------------------------
                            Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Series A:
AA       Aa2       2,000      (Ascension Health Credit), Series A, 6.125% due 11/15/2026                                     2,087
AAA      Aaa       1,500      (Mercy Mount Clemens), Series A, 6% due 5/15/2014 (b)                                          1,626
AAA      Aaa       1,000      (Trinity Health), Series A, 6% due 12/01/2027 (a)                                              1,062
----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Michigan Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT              Alternative Minimum Tax (subject to)
COP              Certificates of Participation
DRIVERS          Derivative Inverse Tax-Exempt Receipts
GO               General Obligation Bonds
HDA              Housing Development Authority
INFLOS           Inverse Floating Rate Municipal Bonds
PCR              Pollution Control Revenue Bonds
RIB              Residual Interest Bonds
VRDN             Variable Rate Demand Notes

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                          Issue                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Michigan (concluded)
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $  640    Michigan State House of Representatives COP, 5.25% due 8/15/2008 (a)                           $   691
----------------------------------------------------------------------------------------------------------------------------------
BBB      Ba1       1,000    Michigan State Strategic Fund, Limited Obligation Revenue Bonds
                            (Waste Management Inc. Project), AMT, 6.625% due 12/01/2012                                      1,030
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,060    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                            (Detroit Edison Company), Series AA, 6.40% due 9/01/2025 (b)                                     1,166
----------------------------------------------------------------------------------------------------------------------------------
NR*      VMIG1@    1,000    Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project), VRDN,
                            1.45% due 4/15/2018 (a)(d)                                                                       1,000
----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3       2,000    Michigan State Trunk Line Revenue Refunding Bond, Series A, 5.25% due 11/01/2011                 2,152
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000    Northern Michigan University, Revenue Refunding Bonds, 5% due 12/01/2025 (b)                     1,948
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                            Company), RIB, Series 282, 11.09% due 8/01/2024 (a)(e)                                           1,862
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--3.6%
----------------------------------------------------------------------------------------------------------------------------------
A-       Baa3      1,500    Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth Appropriation,
                            Series E, 5.70% due 8/01/2025                                                                    1,526
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$40,122)--99.1%                                                                                    42,361

Other Assets Less Liabilities--0.9%                                                                                            388
                                                                                                                           -------
Net Assets--100.0%                                                                                                         $42,749
                                                                                                                           =======
----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2002.
(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2002.
(f)   Prerefunded.
(g)   FHA Insured.
  *   Not Rated.
  @   Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2002

Assets:           Investments, at value (identified cost--$40,122,457) .........................                $ 42,360,755
                  Receivables:
                    Interest ...................................................................    $563,910
                    Beneficial interest sold ...................................................     101,004         664,914
                                                                                                    --------
                  Prepaid expenses and other assets ............................................                       4,652
                                                                                                                ------------
                  Total assets .................................................................                  43,030,321
                                                                                                                ------------
----------------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                    Beneficial interest redeemed ...............................................     189,233
                    Dividends to shareholders ..................................................      45,324
                    Investment adviser .........................................................      20,775
                    Distributor ................................................................      14,845         270,177
                                                                                                    --------
                  Accrued expenses and other liabilities .......................................                      11,363
                                                                                                                ------------
                  Total liabilities ............................................................                     281,540
                                                                                                                ------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ...................................................................                $ 42,748,781
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------
Net Assets        Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:       shares authorized ............................................................                $     52,872
                  Class B Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ............................................................                     308,507
                  Class C Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ............................................................                      38,804
                  Class D Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ............................................................                      30,118
                  Paid-in capital in excess of par .............................................                  45,456,009
                  Accumulated realized capital losses on investments--net ......................                  (5,375,827)
                  Unrealized appreciation on investments--net ..................................                   2,238,298
                                                                                                                ------------
                  Net assets ...................................................................                $ 42,748,781
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value:  Class A--Based on net assets of $5,253,302 and 528,719 shares
                  of beneficial interest outstanding ...........................................                $       9.94
                                                                                                                ============
                  Class B--Based on net assets of $30,650,490 and 3,085,074 shares
                  of beneficial interest outstanding ...........................................                $       9.94
                                                                                                                ============
                  Class C--Based on net assets of $3,855,248 and 388,041 shares
                  of beneficial interest outstanding ...........................................                $       9.94
                                                                                                                ============
                  Class D--Based on net assets of $2,989,741 and 301,181 shares
                  of beneficial interest outstanding ...........................................                $       9.93
                                                                                                                ============
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

Statement of Operations

                                                                               For the Six Months Ended
                                                                                       January 31, 2002
-------------------------------------------------------------------------------------------------------
Investment Income:   Interest ...............................................                $1,329,882
-------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...............................    $126,811
                     Account maintenance and distribution fees--Class B .....      80,844
                     Accounting services ....................................      40,604
                     Professional fees ......................................      34,293
                     Printing and shareholder reports .......................      19,443
                     Account maintenance and distribution fees--Class C .....      11,073
                     Transfer agent fees--Class B ...........................      10,955
                     Registration fees ......................................       7,226
                     Trustees' fees and expenses ............................       5,227
                     Pricing fees ...........................................       3,148
                     Transfer agent fees--Class A ...........................       2,078
                     Custodian fees .........................................       1,577
                     Account maintenance fees--Class D ......................       1,452
                     Transfer agent fees--Class C ...........................       1,206
                     Transfer agent fees--Class D ...........................         852
                     Other ..................................................       4,216
                                                                                 --------
                     Total expenses .........................................                   351,005
                                                                                             ----------
                     Investment income--net .................................                   978,877
                                                                                             ----------
-------------------------------------------------------------------------------------------------------
Realized & Unreal-   Realized gain on investments--net ......................                   254,744
ized Gain (Loss) on  Change in unrealized appreciation on investments--net ..                  (462,601)
Investments--Net:                                                                            ----------
                     Net Increase in Net Assets Resulting from Operations ...                $  771,020
                                                                                             ==========
-------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

Statements of Changes in Net Assets

                                                                                                  For the Six       For the Year
                                                                                                 Months Ended          Ended
                                                                                                  January 31,         July 31,
Increase (Decrease) in Net Assets:                                                                   2002               2001
--------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ...............................................      $    978,877       $  2,121,626
                     Realized gain on investments--net ....................................           254,744            493,595
                     Change in unrealized appreciation on investments--net ................          (462,601)         1,758,716
                                                                                                 ------------       ------------
                     Net increase in net assets resulting from operations .................           771,020          4,373,937
                                                                                                 ------------       ------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders:          Class A ............................................................          (167,247)          (399,874)
                       Class B ............................................................          (670,708)        (1,467,712)
                       Class C ............................................................           (74,744)          (140,773)
                       Class D ............................................................           (66,178)          (113,267)
                                                                                                 ------------       ------------
                     Net decrease in net assets resulting from dividends to shareholders ..          (978,877)        (2,121,626)
                                                                                                 ------------       ------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial interest
Transactions:        transactions .........................................................        (4,178,410)        (7,611,016)
                                                                                                 ------------       ------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .........................................        (4,386,267)        (5,358,705)
                     Beginning of period ..................................................        47,135,048         52,493,753
                                                                                                 ------------       ------------
                     End of period ........................................................      $ 42,748,781       $ 47,135,048
                                                                                                 ============       ============
--------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

Financial Highlights

                                                                                       Class A
                                                                 ---------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended           For the Year Ended July 31,
                                                                 January 31,  --------------------------------------
Increase (Decrease) in Net Asset Value:                              2002       2001      2000      1999       1998
--------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of period ........    $  9.97    $  9.53   $  9.91   $  10.33   $ 10.34
Operating                                                          -------    -------   -------   --------   -------
Performance:      Investment income--net ......................        .23        .46       .48        .46       .50
                  Realized and unrealized gain (loss) on
                  investments--net ............................       (.03)       .44      (.38)      (.42)     (.01)
                                                                   -------    -------   -------   --------   -------
                  Total from investment operations ............        .20        .90       .10        .04       .49
                                                                   -------    -------   -------   --------   -------
                  Less dividends from investment income--net ..       (.23)      (.46)     (.48)      (.46)     (.50)
                                                                   -------    -------   -------   --------   -------
                  Net asset value, end of period ..............    $  9.94    $  9.97   $  9.53   $   9.91   $ 10.33
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share ..........      2.07%+     9.61%     1.21%       .34%     4.84%
Return:**                                                          =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ..............      1.11%*     1.04%      .79%       .93%      .80%
Average                                                            =======    =======   =======   ========   =======
Net Assets:       Expenses ....................................      1.11%*     1.04%      .79%       .93%      .83%
                                                                   =======    =======   =======   ========   =======
                  Investment income--net ......................      4.66%*     4.68%     5.10%      4.51%     4.81%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (in thousands) ....    $ 5,253    $ 7,860   $ 9,310   $  9,384   $11,762
Data:                                                              =======    =======   =======   ========   =======
                  Portfolio turnover ..........................     19.34%     59.61%    85.25%    129.08%    65.39%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

Financial Highlights (continued)

                                                                                       Class B
                                                                 ---------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended           For the Year Ended July 31,
                                                                 January 31,  --------------------------------------
Increase (Decrease) in Net Asset Value:                              2002       2001      2000      1999       1998
--------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of period ........    $  9.97    $  9.53   $  9.91   $  10.33   $ 10.34
Operating                                                          -------    -------   -------   --------   -------
Performance:      Investment income--net ......................        .21        .41       .43        .41       .45
                  Realized and unrealized gain (loss) on
                  investments--net ............................       (.03)       .44      (.38)      (.42)     (.01)
                                                                   -------    -------   -------   --------   -------
                  Total from investment operations ............        .18        .85       .05       (.01)      .44
                                                                   -------    -------   -------   --------   -------
                  Less dividends from investment income--net ..       (.21)      (.41)     (.43)      (.41)     (.45)
                                                                   -------    -------   -------   --------   -------
                  Net asset value, end of period ..............    $  9.94    $  9.97   $  9.53   $   9.91   $ 10.33
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share ..........      1.81%+     9.06%      .70%      (.17%)    4.31%
Return:**                                                          =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ..............      1.62%*     1.55%     1.30%      1.44%     1.31%
Average                                                            =======    =======   =======   ========   =======
Net Assets:       Expenses ....................................      1.62%*     1.55%     1.30%      1.44%     1.34%
                                                                   =======    =======   =======   ========   =======
                  Investment income--net ......................      4.15%*     4.17%     4.59%      4.00%     4.30%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (in thousands) ....    $30,651    $33,220   $37,514   $ 54,259   $61,918
Data:                                                              =======    =======   =======   ========   =======
                  Portfolio turnover ..........................     19.34%     59.61%    85.25%    129.08%    65.39%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

Financial Highlights (continued)

                                                                                       Class C
                                                                 ---------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended           For the Year Ended July 31,
                                                                 January 31,  --------------------------------------
Increase (Decrease) in Net Asset Value:                              2002       2001      2000      1999       1998
--------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of period ........    $  9.97    $  9.53   $  9.91   $  10.32   $ 10.33
Operating                                                          -------    -------   -------   --------   -------
Performance:      Investment income--net ......................        .20        .40       .42        .40       .43
                  Realized and unrealized gain (loss) on
                  investments--net ............................       (.03)       .44      (.38)      (.41)     (.01)
                                                                   -------    -------   -------   --------   -------
                  Total from investment operations ............        .17        .84       .04       (.01)      .42
                                                                   -------    -------   -------   --------   -------
                  Less dividends from investment income--net ..       (.20)      (.40)     (.42)      (.40)     (.43)
                                                                   -------    -------   -------   --------   -------
                  Net asset value, end of period ..............    $  9.94    $  9.97   $  9.53   $   9.91   $ 10.32
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share ..........      1.76%+     8.95%      .60%      (.17%)    4.20%
Return:**                                                          =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ..............      1.72%*     1.65%     1.40%      1.55%     1.42%
Average                                                            =======    =======   =======   ========   =======
Net Assets:       Expenses ....................................      1.72%*     1.65%     1.40%      1.55%     1.45%
                                                                   =======    =======   =======   ========   =======
                  Investment income--net ......................      4.05%*     4.07%     4.49%      3.89%     4.18%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (in thousands) ....    $ 3,855    $ 3,473   $ 3,440   $  3,950   $ 2,802
Data:                                                              =======    =======   =======   ========   =======
                  Portfolio turnover ..........................     19.34%     59.61%    85.25%    129.08%    65.39%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                       Class D
                                                                 ---------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended           For the Year Ended July 31,
                                                                 January 31,  --------------------------------------
Increase (Decrease) in Net Asset Value:                              2002       2001      2000      1999       1998
--------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of period ........    $  9.96    $  9.52   $  9.91   $  10.32   $ 10.33
Operating                                                          -------    -------   -------   --------   -------
Performance:      Investment income--net ......................        .23        .45       .47        .45       .49
                  Realized and unrealized gain (loss) on
                  investments--net ............................       (.03)       .44      (.39)      (.41)     (.01)
                                                                   -------    -------   -------   --------   -------
                  Total from investment operations ............        .20        .89       .08        .04       .48
                                                                   -------    -------   -------   --------   -------
                  Less dividends from investment income--net ..       (.23)      (.45)     (.47)      (.45)     (.49)
                                                                   -------    -------   -------   --------   -------
                  Net asset value, end of period ..............    $  9.93    $  9.96   $  9.52   $   9.91   $ 10.32
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share ..........      2.02%+     9.51%     1.00%       .34%     4.74%
Return:**                                                          =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Ratios to         Expenses, net of reimbursement ..............      1.21%*     1.14%      .90%      1.04%      .90%
Average                                                            =======    =======   =======   ========   =======
Net Assets:       Expenses ....................................      1.21%*     1.14%      .90%      1.04%      .93%
                                                                   =======    =======   =======   ========   =======
                  Investment income--net ......................      4.56%*     4.58%     4.98%      4.40%     4.71%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (in thousands) ....    $ 2,990    $ 2,582   $ 2,230   $  4,312   $ 3,806
Data:                                                              =======    =======   =======   ========   =======
                  Portfolio turnover ..........................     19.34%     59.61%    85.25%    129.08%    65.39%
                                                                   =======    =======   =======   ========   =======
--------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Michigan Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                         Account
                                                       Maintenance  Distribution
                                                           Fee          Fee
--------------------------------------------------------------------------------
Class B .........................................          .25%         .25%
Class C .........................................          .25%         .35%
Class D .........................................          .10%          --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D shares as follows:

--------------------------------------------------------------------------------
                                                               FAMD       MLPF&S
--------------------------------------------------------------------------------
Class D ......................................                 $683       $4,305
--------------------------------------------------------------------------------

For the six months ended January 31, 2002, MLPF&S received contingent deferred sales charges of $21,868 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2002, the Fund reimbursed FAM $4,458 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2002 were $8,516,011 and $13,669,860, respectively.

Net realized gains for the six months ended January 31, 2002 and net unrealized gains as of January 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                          Realized    Unrealized
                                                            Gains        Gains
--------------------------------------------------------------------------------
Long-term investments .......................             $254,744    $2,238,298
                                                          --------    ----------
Total .......................................             $254,744    $2,238,298
                                                          ========    ==========
--------------------------------------------------------------------------------

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

As of January 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $2,238,298, of which $2,244,586 is related to appreciated securities and $6,288 is related to depreciated securities. The aggregate cost of investments at January 31, 2002 for Federal income tax purposes was $40,122,457.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $4,178,410 and $7,611,016 for the six months ended January 31, 2002 and for the year ended July 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2002                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................         16,901        $   168,925
Shares issued to shareholders
in reinvestment of dividends ................          7,157             71,423
                                                    --------        -----------
Total issued ................................         24,058            240,348
Shares redeemed .............................       (283,432)        (2,794,544)
                                                    --------        -----------
Net decrease ................................       (259,374)       $(2,554,196)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2001                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................         37,183        $   364,161
Shares issued to shareholders
in reinvestment of dividends ................         15,171            148,497
                                                    --------        -----------
Total issued ................................         52,354            512,658
Shares redeemed .............................       (240,905)        (2,356,498)
                                                    --------        -----------
Net decrease ................................       (188,551)       $(1,843,840)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2002                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................        125,789        $ 1,260,487
Shares issued to shareholders
in reinvestment of dividends ................         21,399            213,578
                                                    --------        -----------
Total issued ................................        147,188          1,474,065
Automatic conversion
of shares ...................................        (26,104)          (261,976)
Shares redeemed .............................       (366,870)        (3,657,412)
                                                    --------        -----------
Net decrease ................................       (245,786)       $(2,445,323)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2001                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................        263,213        $ 2,590,433
Shares issued to shareholders
in reinvestment of dividends ................         47,383            463,979
                                                    --------        -----------
Total issued ................................        310,596          3,054,412
Automatic conversion
of shares ...................................        (49,601)          (483,882)
Shares redeemed .............................       (865,397)        (8,464,980)
                                                    --------        -----------
Net decrease ................................       (604,402)       $(5,894,450)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2002                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................         42,628        $   427,333
Shares issued to shareholders
in reinvestment of dividends ................          6,408             63,921
                                                      ------        -----------
Total issued ................................         49,036            491,254
Shares redeemed .............................         (9,213)           (92,668)
                                                      ------        -----------
Net increase ................................         39,823        $   398,586
                                                      ======        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2001                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................        119,970        $ 1,187,224
Shares issued to shareholders
in reinvestment of dividends ................         10,828            106,082
                                                    --------        -----------
Total issued ................................        130,798          1,293,306
Shares redeemed .............................       (143,454)        (1,407,390)
                                                    --------        -----------
Net decrease ................................        (12,656)       $  (114,084)
                                                    ========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2002                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................         28,900        $   290,478
Automatic conversion
of shares ...................................         26,130            261,976
Shares issued to shareholders
in reinvestment of dividends ................          3,512             35,003
                                                     -------        -----------
Total issued ................................         58,542            587,457
Shares redeemed .............................        (16,531)          (164,934)
                                                     -------        -----------
Net increase ................................         42,011        $   422,523
                                                     =======        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2001                                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................         38,970        $   375,887
Automatic conversion
of shares ...................................         49,651            483,882
Shares issued to shareholders
in reinvestment of dividends ................          5,565             54,480
                                                     -------        -----------
Total issued ................................         94,186            914,249
Shares redeemed .............................        (69,101)          (672,891)
                                                     -------        -----------
Net increase ................................         25,085        $   241,358
                                                     =======        ===========
--------------------------------------------------------------------------------

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2002.

6. Capital Loss Carryforward:

At July 31, 2001, the Fund had a capital loss carryforward of approximately $5,540,000, of which $708,000 expires in 2004, $457,000 expires in 2005,
$1,014,000 expires in 2008 and $3,361,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

7. Reorganization Plan:

On December 14, 2001, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the National Portfolio of Merrill Lynch Municipal Bond Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of the National Portfolio.

Merrill Lynch Michigan Municipal Bond Fund                      January 31, 2002

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Fred K. Stuebe, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Joseph L. May, Trustee and Vincent R. Giordano, Senior Vice President of Merrill Lynch Michigan Municipal Bond Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. May and Giordano well in their retirements.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch  Investment Managers

                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Michigan Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #16561--1/02